Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net loss	$ (81,172)	$ (58,032)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash lease expense	3,610	1,396
Stock-based compensation expense	2,381	1,140
Depreciation expense	3,630	2,511
Non-cash interest expense	0	118
Net amortization of premiums and discounts on investments	(80)	(145)
Loss on disposal of property and equipment	65	0
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	559	(28)
Accounts payable	3,100	1,755
Accrued expenses	1,270	(39)
Operating lease liabilities	1,341	(2,198)
Other non-current assets	(1,987)	(123)
Net cash used in operating activities	(67,283)	(53,645)
Investing Activities
Purchases of investments		(37,213)
Proceeds from maturities of investments	19,000	53,485
Purchases of property and equipment	(7,836)	(5,136)
Advance payments for property and equipment not yet received		(76)
Net cash provided by (used in) investing activities	11,164	11,060
Financing Activities
Proceeds from exercises of stock options	702	62
Proceeds from the issuance of common stock in pre-closing financing	117,250	0
Cash acquired in connection with the reverse recapitalization	36,600	0
Payment of reverse recapitalization transaction costs	(12,247)	0
Other financing activities, net	(2)	(44)
Net cash provided by financing activities	187,761	18
Net (decrease) increase in cash, cash equivalents, and restricted cash	131,642	(42,567)
Cash, cash equivalents and restricted cash, beginning of period	41,477	84,044
Cash, cash equivalents and restricted cash, end of period	173,119	41,477
Noncash Investing and Financing Items [Abstract]
Property and equipment capitalized under tenant improvement allowance	2,271	0
Purchases of property and equipment in accounts payable and accrued expenses	1,983	402
Operating Lease Liabilities Arising From Right-Of-Use Assets	26,777	5,629
Operating lease liabilities arising from lease modification	1,959	0
Supplemental cash flow information
Cash paid for income taxes	27	11
Cash paid for operating lease liabilities	2,978	2,335
Series B-2 Preferred Stock [Member]
Financing Activities
Proceeds from Series convertible preferred stock, net of issuance costs	$ 45,458	$ 0